FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Equity Share Capital, Reserves and Retained Earnings

Current and non-current investments (in millions)	Dec 31 2023	Dec 31 2022	Dec 31 2021
Equity securities at FVPL	10	10	—
Debt securities held at amortized cost	84	109	—
Total investments, current	$94	$119	$—
Debt securities held at amortized cost	41	98	—
Total investments, non-current	$41	$98	$—
Total	$135	$217	$—
Total equity includes share capital, reserves and retained earnings as shown in the consolidated balance sheet.

(in millions)	2023	2022	2021
Net cash	72	528	853
Total equity	—	51	203
	$72	$579	$1,056